UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

AB MULTI-MANAGER ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Multi-Manager Alternative Fund

Portfolio of Investments

June 30, 2016 (unaudited)

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Aravt Global Fund Ltd.	$22,895,350	1.8%	Semi-Annual
Cadian Offshore Fund Ltd.	21,346,249	1.6	Semi-Annual
Coatue Offshore Fund, Ltd.	32,535,906	2.5	Quarterly
Corvex Investment Offshore SPC	7,774,929	0.6	At Fund’s Discretion
Corvex Offshore Ltd.	33,062,709	2.5	Quarterly
Criterion Horizons Offshore, Ltd.	29,153,044	2.2	Monthly
Darsana Overseas Fund Ltd.	24,755,291	1.9	Quarterly
Egerton Long-Short Fund (USD) Limited	33,069,431	2.5	Monthly
Falcon Edge Global, Ltd	24,259,511	1.9	Quarterly
Jana Nirvana Offshore Fund, Ltd.	31,957,963	2.5	Quarterly
Janchor Partners Pan-Asian Fund	15,930,691	1.2	Anniversary
Luminus Energy Partners Ltd.	37,145,531	2.8	Quarterly
Marble Arch Offshore Partners, Ltd.	25,663,873	2.0	Quarterly
Nokota Capital Offshore Fund, Ltd.	35,112,650	2.7	Quarterly
OrbiMed Partners, Ltd.	34,704,825	2.7	Quarterly
Pershing Square International, Ltd.	12,704,068	1.0	Quarterly
Sheffield International Partners, Ltd.	23,204,859	1.8	Annual
Starboard Leaders Fund LP.	10,255,725	0.8	At Fund’s Discretion
Starboard Value and Opportunity Fund Ltd	29,183,798	2.2	Quarterly
Think Investments Offshore Ltd.	29,261,553	2.2	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	32,487,179	2.5	Quarterly
Tybourne Equity (Offshore) Fund	37,366,649	2.9	Quarterly
ValueAct Capital International I LP	26,697,514	2.0	Annual
Wellington Management Investors (Bermuda), Ltd.	72,395	0.0	Semi-Annual

	610,601,693	46.8

Event Driven
Canyon Balanced Fund (Cayman), Ltd.	38,175,987	2.9	Quarterly
CQS Directional Opportunities Feeder Fund Limited.	31,276,543	2.4	Monthly
Empyrean Capital Overseas Fund, Ltd.	23,413,109	1.8	Quarterly
Fir Tree International Value Fund, Ltd.	21,423,116	1.6	Biennially
Governors Lane Offshore Fund Ltd.	29,314,141	2.2	Quarterly
Indaba Capital Partners (Cayman), LP	28,148,476	2.2	Quarterly
King Street Capital, Ltd.	27,446,962	2.1	Quarterly
Lion Point International, Ltd	26,968,965	2.1	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	201,470	0.0	Illiquid
Luxor Capital Partners Offshore, Ltd.	16,040,687	1.2	Biennially
Manikay Offshore Fund, Ltd.	32,170,001	2.5	Quarterly
Myriad Opportunities Offshore Fund Limited	30,669,818	2.3	Quarterly
Pentwater Event Fund Ltd.	24,651,922	1.9	Monthly
Roystone Capital Offshore Fund Ltd.	25,630,071	2.0	Quarterly
Senator Global Opportunity Offshore Fund II Ltd.	33,303,807	2.6	Quarterly
TBC Offshore Ltd.	33,331,708	2.6	Quarterly
Third Point Offshore Fund, Ltd.	44,018,799	3.4	Quarterly

	466,185,582	35.8

Credit/Distressed
Claren Road Credit Fund, Ltd.	1,470,430	0.1	Fund in Liquidation
Elliott International Limited	3,012,038	0.2	Quarterly
JMB Capital Partners Offshore, Ltd.	28,898,738	2.2	Annual
Mudrick Distressed Opportunity Fund Offshore, Ltd.	12,217,550	0.9	Annual
Oaktree Value Opportunities (Cayman) Fund, Ltd.	18,614,660	1.4	Every 18 Months
Panning Overseas Fund, Ltd.	24,122,163	1.9	Quarterly
Silver Point Capital Offshore Fund, Ltd.	33,713,093	2.6	Annual
Stone Lion Fund Ltd.	8,322,941	0.7	Fund in Liquidation
Warlander Offshore Fund, Ltd.	29,947,587	2.3	Quarterly
Wingspan Overseas Fund, Ltd.	28,921,830	2.2	Quarterly

	189,241,030	14.5

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*
Emerging Markets
Discovery Global Opportunity Fund, Ltd.	$32,022,470	2.4%	Semi-Annual
Spinnaker GEM Holdings Ltd.	29,670,652	2.3	Annual

	61,693,122	4.7

Global Macro
Rokos Global Macro Fund Limited	15,741,058	1.2	Monthly

Total Investments (cost $1,309,358,105)	$1,343,462,485	103.0%
Liabilities in excess of other assets	(38,944,043)	(3.0)

Net Assets	$1,304,518,442	100.0%

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 90 day redemption notice periods. The Underlying Portfolios have monthly to biennial liquidity. The majority of the managers have initial lockups of one year. Certain Underlying Portfolios may have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 180 day redemption notice periods. Certain underlying portfolios may have lock up periods of up to two years.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of up to three years.

Emerging Markets Underlying Portfolios invest in a range of emerging markets asset classes including debt, equity and currencies, and may use a broad array of hedging techniques involving both emerging markets and non-emerging markets securities with the intention of reducing volatility and enhancing returns. Underlying Portfolios within this strategy are generally subject to 60 – 120 day redemption notice periods. The Underlying Portfolios have semi-annual to annual liquidity.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolio within this strategy is subject to a 90 day redemption notice period. The Underlying Portfolio has monthly liquidity.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

AB Multi-Manager Alternative Fund

June 30, 2016 (unaudited)

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs
•	Level 3—significant unobservable inputs

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its equivalent), as an amendment to Accounting Standards Codification (ASC) 820, Fair Value Measurement. The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient, as the Fund does for its investments in Underlying Portfolios. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy, as described above, all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the Fund has elected to measure the fair value using that practical expedient.

The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application of this ASU is permitted. The Investment Manager has reviewed the requirements of the ASU and determined that early adoption of this ASU would be applied to the relevant disclosures of the Fund. Valuations reflected in this report are as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Total Investments Measured at NAV	$1,343,462,485

At June 30, 2016, the Fund only held investments valued at NAV as practical expedient, as such, no leveling in accordance with the hierarchy described above requires disclosure.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	August 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2016